Shareholders' Equity - Schedule of Warrant Activity (Details) - $ / shares	12 Months Ended
	Mar. 31, 2026	Nov. 03, 2025
Schedule of Warrant Activity [Line Items]
Opening balance
Exercise	(3,670,000)
Closing balance	58,129
August 2025 Offering [Member]
Schedule of Warrant Activity [Line Items]
Issued	73,636,573
October 2025 Offering [Member]
Schedule of Warrant Activity [Line Items]
Issued	35,404,217
January 2026 [Member]
Schedule of Warrant Activity [Line Items]
Exchanged	(48,698,628)
Series B Financing [Member]
Schedule of Warrant Activity [Line Items]
Issued	804,750
March 2026 Convertible Notes [Member]
Schedule of Warrant Activity [Line Items]
Issued	652,500
Prefunded Warrants [Member]
Schedule of Warrant Activity [Line Items]
Opening balance
Exercise	(3,670,000)
Closing balance	35,963,636
Exercise Price	$ 0.00001
Expiration Date	No stated expiration / 5years
Prefunded Warrants [Member] | August 2025 Offering [Member]
Schedule of Warrant Activity [Line Items]
Issued	22,990,000
Prefunded Warrants [Member] | October 2025 Offering [Member]
Schedule of Warrant Activity [Line Items]
Issued	16,643,636
Exercise Price	$ 0.0001
Prefunded Warrants [Member] | January 2026 [Member]
Schedule of Warrant Activity [Line Items]
Exchanged
Prefunded Warrants [Member] | Series B Financing [Member]
Schedule of Warrant Activity [Line Items]
Issued
Prefunded Warrants [Member] | March 2026 Convertible Notes [Member]
Schedule of Warrant Activity [Line Items]
Issued
Investor Warrant A [Member]
Schedule of Warrant Activity [Line Items]
Opening balance
Exercise
Closing balance
Exercise Price
Expiration Date
Investor Warrant A [Member] | August 2025 Offering [Member]
Schedule of Warrant Activity [Line Items]
Issued	24,349,314
Investor Warrant A [Member] | October 2025 Offering [Member]
Schedule of Warrant Activity [Line Items]
Issued
Investor Warrant A [Member] | January 2026 [Member]
Schedule of Warrant Activity [Line Items]
Exchanged	(24,349,314)
Investor Warrant A [Member] | Series B Financing [Member]
Schedule of Warrant Activity [Line Items]
Issued
Investor Warrant A [Member] | March 2026 Convertible Notes [Member]
Schedule of Warrant Activity [Line Items]
Issued
Investor Warrant B [Member]
Schedule of Warrant Activity [Line Items]
Opening balance
Exercise
Closing balance
Exercise Price
Expiration Date
Investor Warrant B [Member] | August 2025 Offering [Member]
Schedule of Warrant Activity [Line Items]
Issued	24,349,314
Investor Warrant B [Member] | October 2025 Offering [Member]
Schedule of Warrant Activity [Line Items]
Issued
Investor Warrant B [Member] | January 2026 [Member]
Schedule of Warrant Activity [Line Items]
Exchanged	(24,349,314)
Investor Warrant B [Member] | Series B Financing [Member]
Schedule of Warrant Activity [Line Items]
Issued
Investor Warrant B [Member] | March 2026 Convertible Notes [Member]
Schedule of Warrant Activity [Line Items]
Issued
Investor Warrants (Oct 2025) [Member]
Schedule of Warrant Activity [Line Items]
Opening balance
Exercise
Closing balance	17,370,908
Exercise Price	$ 1.5
Expiration Date	Nov-30
Investor Warrants (Oct 2025) [Member] | August 2025 Offering [Member]
Schedule of Warrant Activity [Line Items]
Issued
Investor Warrants (Oct 2025) [Member] | October 2025 Offering [Member]
Schedule of Warrant Activity [Line Items]
Issued	17,370,908
Exercise Price	$ 1.5	$ 1.5
Investor Warrants (Oct 2025) [Member] | January 2026 [Member]
Schedule of Warrant Activity [Line Items]
Exchanged
Investor Warrants (Oct 2025) [Member] | Series B Financing [Member]
Schedule of Warrant Activity [Line Items]
Issued
Investor Warrants (Oct 2025) [Member] | March 2026 Convertible Notes [Member]
Schedule of Warrant Activity [Line Items]
Issued
Placement Agent Warrants [Member]
Schedule of Warrant Activity [Line Items]
Opening balance
Exercise
Closing balance	4,794,868
Expiration Date	August 2030–March 2031
Placement Agent Warrants [Member] | Maximum [Member]
Schedule of Warrant Activity [Line Items]
Exercise Price	$ 2.4
Placement Agent Warrants [Member] | Minimum [Member]
Schedule of Warrant Activity [Line Items]
Exercise Price	$ 0.73
Placement Agent Warrants [Member] | August 2025 Offering [Member]
Schedule of Warrant Activity [Line Items]
Issued	1,947,945
Placement Agent Warrants [Member] | October 2025 Offering [Member]
Schedule of Warrant Activity [Line Items]
Issued	1,389,673
Exercise Price	$ 1.375	$ 1.375
Placement Agent Warrants [Member] | January 2026 [Member]
Schedule of Warrant Activity [Line Items]
Exchanged
Placement Agent Warrants [Member] | Series B Financing [Member]
Schedule of Warrant Activity [Line Items]
Issued	804,750
Placement Agent Warrants [Member] | March 2026 Convertible Notes [Member]
Schedule of Warrant Activity [Line Items]
Issued	652,500